Business combinations - Disclosure of Business Combination (Details) € in Thousands, £ in Millions				12 Months Ended
	Oct. 31, 2022 EUR (€)	Sep. 06, 2021 EUR (€)	Mar. 19, 2021 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Sep. 06, 2021 GBP (£)
Satisfied by [Abstract]
Total net cash outflow				€ (32,046)	€ (2,992)	€ (52,526)
ShipUp
Disclosure of detailed information about business combination [line items]
Software	€ 2,738
Customer relationships	4,466
Property, plant and equipment	82
Other non-current financial assets	154
Trade and other receivables	2,166
Cash	2,839
Loans and borrowings	(3,284)
Trade and other payables	(1,681)
Income tax payable	0
Provisions	0
Borrowings	0
Deferred tax liabilities	(1,834)
Deferred income	0
Fair value of assets and liabilities	5,646
Goodwill arising on acquisition	29,239
Fair value of previously held equity interest	0
Consideration payable	34,885
Satisfied by [Abstract]
Cash consideration paid	(34,885)
Cash consideration payable	0
Put option	0
Contingent consideration payable	0			€ 0
Repayment of borrowings acquired	0
Total net cash outflow	€ (32,046)
Yocuda
Disclosure of detailed information about business combination [line items]
Software		€ 1,236
Customer relationships		0
Property, plant and equipment		0
Other non-current financial assets		0
Trade and other receivables		323
Cash		510
Loans and borrowings		0
Trade and other payables		(235)
Income tax payable		(29)
Provisions		(9)
Borrowings		0
Deferred tax liabilities		(309)
Deferred income		(11)
Fair value of assets and liabilities		1,476
Goodwill arising on acquisition		7,829
Fair value of previously held equity interest		(968)
Consideration payable		8,337
Satisfied by [Abstract]
Cash consideration paid		(3,502)					£ (3.0)
Cash consideration payable		0
Put option		(4,835)
Contingent consideration payable		0
Repayment of borrowings acquired		0
Total net cash outflow		€ (2,992)
ZigZag
Disclosure of detailed information about business combination [line items]
Software			€ 5,223
Customer relationships			0
Property, plant and equipment			23
Other non-current financial assets			0
Trade and other receivables			1,886
Cash			1,680
Loans and borrowings			(2,327)
Trade and other payables			(2,575)
Income tax payable			0
Provisions			0
Borrowings			0
Deferred tax liabilities			(1,305)
Deferred income			0
Fair value of assets and liabilities			2,605
Goodwill arising on acquisition			63,776
Fair value of previously held equity interest			0
Consideration payable			66,381
Satisfied by [Abstract]
Cash consideration paid			(51,879)
Cash consideration payable			(349)
Put option			(4,557)
Contingent consideration payable			(9,596)
Repayment of borrowings acquired			(2,327)
Total net cash outflow			€ (52,526)